FIXED ASSETS (Tables)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	September 30, 2013	March 31, 2013
Equipment	$326,220	$39,897
Less: accumulated depreciation	(11,152)	(1,814)
Fixed assets, net	$315,068	$38,083

Equipment	$39,897
Less: accumulated depreciation	(1,814)
Fixed assets, net	$38,093